Significant Accounting Policies - Useful Lives of Assets (Table) (Details)	12 Months Ended
Dec. 31, 2020
Minimum | Dry port terminal
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of the assets	5 years
Minimum | Oil storage, plant and port facilities for liquid cargoes
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of the assets	5 years
Minimum | Other fixed assets
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of the assets	5 years
Maximum | Dry port terminal
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of the assets	49 years
Maximum | Oil storage, plant and port facilities for liquid cargoes
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of the assets	20 years
Maximum | Other fixed assets
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of the assets	10 years